Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,303	$ 11,434
ECL coverage	31.40%	31.30%
Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,254	$ 3,571
ECL coverage	21.20%	23.70%
Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,990	$ 808
ECL coverage	40.20%	63.40%
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,569,144	$ 2,340,873
IFRS 9 | Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 967,469	$ 960,350
ECL coverage	1.00%	0.50%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212,327	$ 201,315
ECL coverage	1.30%	0.70%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 194,635	$ 200,251
ECL coverage	0.60%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 781,012	$ 861,259
Collateral value	$ 25,903	$ 25,824
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 157,612	$ 180,491
Collateral value	$ 3,524	$ 3,809
ECL coverage	0.40%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 154,431	$ 169,516
Collateral value	$ 9,208	$ 9,616
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 617,592	$ 680,079
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122,554	$ 132,197
ECL coverage	0.40%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 95,061	$ 116,536
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110,528	$ 128,290
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,232	$ 40,172
ECL coverage	0.30%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,207	$ 32,818
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52,892	$ 52,890
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,826	$ 8,122
ECL coverage	0.50%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,163	$ 20,162
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,991	$ 48,012
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,367	$ 13,831
ECL coverage	0.30%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,744	$ 11,009
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,696	$ 37,891
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,891	$ 11,903
ECL coverage	0.30%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,961	$ 12,783
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,542	$ 13,072
ECL coverage	0.20%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,624	$ 3,399
ECL coverage	0.40%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,522	$ 4,697
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,299	$ 29,315
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,350	$ 11,039
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,980	$ 4,329
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 173,541	$ 91,129
Collateral value	$ 9,425	$ 3,669
ECL coverage	1.50%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,730	$ 17,973
Collateral value	$ 1,714	$ 370
ECL coverage	2.50%	2.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,359	$ 30,010
Collateral value	$ 2,104	$ 1,801
ECL coverage	0.60%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 118,959	$ 61,540
ECL coverage	1.60%	1.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,430	$ 13,318
ECL coverage	2.60%	2.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,466	$ 13,308
ECL coverage	0.40%	0.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,753	$ 21,126
ECL coverage	1.30%	0.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,316	$ 3,139
ECL coverage	2.10%	1.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,044	$ 12,934
ECL coverage	0.80%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,829	$ 8,463
ECL coverage	1.50%	0.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,984	$ 1,516
ECL coverage	2.70%	1.40%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,849	$ 3,768
ECL coverage	0.90%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,992	$ 7,081
ECL coverage	1.30%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,498	$ 1,208
ECL coverage	1.50%	2.00%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,920	$ 3,845
ECL coverage	0.70%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,982	$ 8,482
ECL coverage	1.60%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,715	$ 1,111
ECL coverage	2.20%	1.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,657	$ 5,580
ECL coverage	1.00%	0.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,727	$ 2,684
ECL coverage	1.20%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 502	$ 282
ECL coverage	3.20%	2.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,150	$ 1,646
ECL coverage	0.70%	0.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,052	$ 2,879
ECL coverage	0.90%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 601	$ 538
ECL coverage	2.00%	1.30%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,317	$ 1,863
ECL coverage	0.30%	0.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,638	$ 7,614
Collateral value	$ 1,619	$ 693
ECL coverage	41.70%	43.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,931	$ 2,762
Collateral value	$ 337	$ 192
ECL coverage	24.70%	27.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,799	$ 677
Collateral value	$ 322	$ 34
ECL coverage	41.60%	70.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,852	$ 4,768
ECL coverage	50.00%	49.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,793	$ 1,899
ECL coverage	28.50%	33.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 865	$ 504
ECL coverage	66.00%	83.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,939	$ 1,479
ECL coverage	17.30%	22.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 585	$ 494
ECL coverage	7.90%	12.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 342	$ 86
ECL coverage	6.40%	12.80%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,847	$ 1,367
ECL coverage	35.50%	44.80%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 553	$ 369
ECL coverage	23.10%	20.10%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 592	$ 87
ECL coverage	26.40%	48.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 637	$ 335
ECL coverage	24.00%	35.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151	$ 103
ECL coverage	8.60%	17.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 9
ECL coverage	6.00%	33.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 526	$ 352
ECL coverage	19.00%	24.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 182	$ 198
ECL coverage	12.60%	8.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 128	$ 21
ECL coverage	4.70%	4.80%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 294	$ 373
ECL coverage	9.20%	23.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 211	$ 101
ECL coverage	1.90%	20.80%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49	$ 40
ECL coverage	14.30%	7.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 482	$ 419
ECL coverage	11.60%	9.10%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41	$ 92
ECL coverage	14.60%	7.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 82	$ 16
ECL coverage	4.90%	25.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 278	$ 348
Collateral value	$ 4	$ 57
ECL coverage	40.60%	30.50%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54	$ 89
Collateral value	$ 0	$ 19
ECL coverage	63.00%	36.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46	$ 48
Collateral value	$ 0	$ 30
ECL coverage	50.00%	58.30%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 211	$ 223
ECL coverage	39.80%	32.70%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54	$ 32
ECL coverage	63.00%	96.90%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 7
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 63	$ 28
ECL coverage	41.30%	3.60%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 10
ECL coverage	51.10%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 97
ECL coverage	75.00%	33.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 57
ECL coverage	0.00%	1.80%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 31
ECL coverage	0.00%	90.30%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 2
ECL coverage	50.00%	50.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 26
ECL coverage	9.10%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 10
ECL coverage	9.10%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34	$ 0
ECL coverage	64.70%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34	$ 0
ECL coverage	64.70%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%